ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2019
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3. ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

An analysis of allowances for accounts receivable, trade for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	26,119	32,941	32,733
Allowances made (reversed) during the year, net	5,345	869	(1,386)
Accounts written-off against allowances	(174)	(297)	(309)
Foreign exchange effect	1,651	(780)	(1,493)
Closing balance	32,941	32,733	29,545

An analysis of allowances for advances to suppliers for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	19,527	18,762	20,926
Allowances made (reversed) during the year, net	(833)	2,287	738
Accounts written-off against allowances	—	—	(1,452)
Foreign exchange effect	68	(123)	69
Closing balance	18,762	20,926	20,281

An analysis of allowances for other receivables for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning of the year	9,251	10,349	9,704
Allowances made (reversed) during the year, net	549	(175)	1,919
Foreign exchange effect	549	(470)	(192)
Closing balance	10,349	9,704	11,431